Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses) on cash flow hedges, tax	$ (20)	$ 168	$ (160)
Unrealized losses on marketable securities, tax	(10)	(26)	(4)
Defined benefit pension and postretirement plans, tax	$ (144)	$ 1,339	$ (91)